Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2017	$ 1,884,967	$ 1,748,372	$ 10,022	$ 2,163,229	$ 82,294	$ (489,026)	$ (18,147)	$ 136,595
Profit/(loss) for the nine-month period after taxes	130,340	120,512	0	0	0	120,512	0	9,828
Change in fair value of cash flow hedges	44,296	42,499	0	0	35,982	6,517	0	1,797
Currency translation differences	(44,906)	(41,784)	0	0	0	0	(41,784)	(3,122)
Tax effect	(14,434)	(13,925)	0	0	(12,317)	(1,608)	0	(509)
Other comprehensive income/(loss)	(15,044)	(13,210)	0	0	23,665	4,909	(41,784)	(1,834)
Total comprehensive income/(loss) for the period	115,296	107,302	0	0	23,665	125,421	(41,784)	7,994
Dividend distribution	(107,032)	(97,211)	0	(97,211)	0	0	0	(9,821)
Balance, end of period at Sep. 30, 2018	1,893,231	1,758,463	10,022	2,066,018	105,959	(363,605)	(59,931)	134,768
Balance, beginning of period at Dec. 31, 2018	1,756,112	1,617,384	10,022	2,029,940	95,011	(449,274)	(68,315)	138,728
Profit/(loss) for the nine-month period after taxes	68,380	60,832	0	0	0	60,832	0	7,548
Change in fair value of cash flow hedges	(78,276)	(76,290)	0	0	(77,972)	1,682	0	(1,986)
Currency translation differences	(43,613)	(39,738)	0	0	0	0	(39,738)	(3,875)
Tax effect	18,794	18,798	0	0	18,798	0	0	(4)
Other comprehensive income/(loss)	(103,095)	(97,230)	0	0	(59,174)	1,682	(39,738)	(5,865)
Total comprehensive income/(loss) for the period	(34,715)	(36,398)	0	0	(59,174)	62,514	(39,738)	1,683
Reduction of issued capital	(2,688)	0	0	0	0	0	0	(2,688)
Capital increase (Note 13)	30,000	30,000	138	29,862	0	0	0	0
Changes in the scope of consolidation (Note 5)	92,303	0	0	0	0	0	0	92,303
Dividend distribution	(143,967)	(117,345)	0	(117,345)	0	0	0	(26,622)
Balance, end of period at Sep. 30, 2019	$ 1,697,045	$ 1,493,641	$ 10,160	$ 1,942,457	$ 35,837	$ (386,760)	$ (108,053)	$ 203,404